Expense Example - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	1,073
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Expense Example:
1 year	688
3 years	928
5 years	1,187
10 years	1,924
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Expense Example:
1 year	296
3 years	606
5 years	1,042
10 years	2,059
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Expense Example:
1 year	489
3 years	784
5 years	1,099
10 years	1,992
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	$ 954